UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 17.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$256,603	$305,403
Series 2631, (Interest Only), Class DS, 6.675%, 6/15/33(1)(2)	5,152,113	834,433
Series 2953, (Interest Only), Class LS, 6.275%, 12/15/34(1)(2)	4,789,454	604,076
Series 2956, (Interest Only), Class SL, 6.575%, 6/15/32(1)(2)	2,483,438	477,809
Series 3114, (Interest Only), Class TS, 6.225%, 9/15/30(1)(2)	8,601,872	1,514,110
Series 3153, (Interest Only), Class JI, 6.195%, 5/15/36(1)(2)	5,530,644	1,080,570
Series 3727, (Interest Only), Class PS, 6.275%, 11/15/38(1)(2)	13,639,551	904,875
Series 3745, (Interest Only), Class SA, 6.325%, 3/15/25(1)(2)	5,343,960	571,363
Series 3780, (Interest Only), Class PS, 6.025%, 8/15/35(1)(2)	5,479,742	146,684
Series 3845, (Interest Only), Class ES, 6.225%, 1/15/29(1)(2)	5,004,565	354,795
Series 3919, (Interest Only), Class SL, 6.225%, 10/15/40(1)(2)	2,318,331	109,398
Series 3969, (Interest Only), Class SB, 6.225%, 2/15/30(1)(2)	4,290,656	402,877
Series 3973, (Interest Only), Class SG, 6.225%, 4/15/30(1)(2)	6,463,518	694,453
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	5,522,925	912,949
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	26,444,924	3,187,272
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(1)	20,715,159	2,347,061
Series 4070, (Interest Only), Class S, 5.675%, 6/15/32(1)(2)	27,818,408	5,259,376
Series 4095, (Interest Only), Class HS, 5.675%, 7/15/32(1)(2)	11,146,090	2,238,353
Series 4109, (Interest Only), Class ES, 5.725%, 12/15/41(1)(2)	1,421,444	76,901
Series 4109, (Interest Only), Class KS, 5.675%, 5/15/32(1)(2)	11,075,106	643,440
Series 4109, (Interest Only), Class SA, 5.775%, 9/15/32(1)(2)	10,420,012	2,164,701
Series 4149, (Interest Only), Class S, 5.825%, 1/15/33(1)(2)	7,932,968	1,585,601
Series 4163, (Interest Only), Class GS, 5.775%, 11/15/32(1)(2)	5,992,178	1,256,327
Series 4169, (Interest Only), Class AS, 5.825%, 2/15/33(1)(2)	10,281,602	2,073,462
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	9,423,125	900,396
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	16,155,884	1,724,854
Series 4189, (Interest Only), Class SQ, 5.725%, 12/15/42(1)(2)	11,288,621	1,858,704
Series 4203, (Interest Only), Class QS, 5.825%, 5/15/43(1)(2)	7,683,483	1,664,010
Series 4212, (Interest Only), Class SA, 5.775%, 7/15/38(1)(2)	24,711,973	3,359,178
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	7,968,854	361,376
Series 4273, Class SP, 10.86%, 11/15/43(2)	1,432,575	1,713,987
Series 4316, (Interest Only), Class JS, 5.675%, 1/15/44(1)(2)	13,755,019	2,010,966
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	14,378,901	1,977,024
Series 4326, Class TS, 12.392%, 4/15/44(2)	4,954,157	5,143,559
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	7,096,117	1,091,825
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	7,454,799	923,582
Series 4336, Class GU, 3.50%, 2/15/53	4,605,906	4,729,170
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	15,644,551	2,387,723
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	8,266,323	1,091,812
Series 4381, (Interest Only), Class SK, 5.725%, 6/15/44(1)(2)	15,505,909	2,137,517
Series 4388, (Interest Only), Class MS, 5.675%, 9/15/44(1)(2)	17,451,785	2,845,976
Series 4407, Class LN, 8.324%, 12/15/43(2)	2,797,092	2,971,312
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	4,087,879	3,635,097
Series 4452, (Interest Only), Class SP, 5.775%, 10/15/43(1)(2)	31,993,812	4,762,034
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	11,482,761	10,405,418
Series 4497, (Interest Only), Class CS, 5.775%, 9/15/44(1)(2)	30,066,257	5,691,522
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	17,798,223	2,517,286
Series 4507, (Interest Only), Class SJ, 5.755%, 9/15/45(1)(2)	18,063,058	4,144,599
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	11,801,600	1,409,958
Series 4528, (Interest Only), Class BS, 5.725%, 7/15/45(1)(2)	19,199,014	3,553,033

		$104,758,207

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA1, Class M3, 3.727%, 10/25/27(4)	$11,841,000	$11,075,696
Series 2015-DNA2, Class M3, 4.327%, 12/25/27(4)	1,575,000	1,475,707

		$12,551,403

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$384,369	$426,055
Series 2004-46, (Interest Only), Class SI, 5.574%, 5/25/34(1)(2)	8,471,651	1,298,759
Series 2005-17, (Interest Only), Class SA, 6.274%, 3/25/35(1)(2)	3,979,595	854,269
Series 2005-71, (Interest Only), Class SA, 6.324%, 8/25/25(1)(2)	4,777,042	694,425
Series 2005-105, (Interest Only), Class S, 6.274%, 12/25/35(1)(2)	3,889,409	777,280
Series 2006-44, (Interest Only), Class IS, 6.174%, 6/25/36(1)(2)	3,354,792	652,832
Series 2006-65, (Interest Only), Class PS, 6.794%, 7/25/36(1)(2)	3,316,018	705,905
Series 2006-96, (Interest Only), Class SN, 6.774%, 10/25/36(1)(2)	4,744,699	964,726
Series 2006-104, (Interest Only), Class SD, 6.214%, 11/25/36(1)(2)	3,263,759	658,051
Series 2006-104, (Interest Only), Class SE, 6.204%, 11/25/36(1)(2)	2,175,839	444,248
Series 2007-50, (Interest Only), Class LS, 6.024%, 6/25/37(1)(2)	4,639,352	874,635
Series 2008-26, (Interest Only), Class SA, 5.774%, 4/25/38(1)(2)	6,522,738	1,216,403
Series 2008-61, (Interest Only), Class S, 5.674%, 7/25/38(1)(2)	10,146,284	1,905,902
Series 2009-62, Class WA, 5.571%, 8/25/39(5)	3,326,043	3,743,965
Series 2010-99, (Interest Only), Class NS, 6.174%, 3/25/39(1)(2)	9,671,001	893,997
Series 2010-124, (Interest Only), Class SJ, 5.624%, 11/25/38(1)(2)	6,119,430	788,132
Series 2010-135, (Interest Only), Class SD, 5.574%, 6/25/39(1)(2)	12,228,791	1,534,144
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	15,721,281	355,567
Series 2011-45, (Interest Only), Class SA, 6.224%, 1/25/29(1)(2)	11,719,771	787,882
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	9,989,360	1,054,392
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	7,545,914	794,864
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	12,379,103	1,321,061
Series 2012-24, (Interest Only), Class S, 5.074%, 5/25/30(1)(2)	6,505,576	641,773
Series 2012-30, (Interest Only), Class SK, 6.124%, 12/25/40(1)(2)	15,966,045	2,947,288
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	16,610,865	1,945,558
Series 2012-56, (Interest Only), Class SU, 6.324%, 8/25/26(1)(2)	10,873,767	972,842
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	24,359,327	2,281,458
Series 2012-73, (Interest Only), Class MS, 5.624%, 5/25/39(1)(2)	23,242,217	3,144,083
Series 2012-76, (Interest Only), Class GS, 5.624%, 9/25/39(1)(2)	13,022,558	1,904,461
Series 2012-86, (Interest Only), Class CS, 5.674%, 4/25/39(1)(2)	9,533,266	1,382,855
Series 2012-103, (Interest Only), Class GS, 5.674%, 2/25/40(1)(2)	25,656,318	3,831,449
Series 2012-124, (Interest Only), Class IO, 1.52%, 11/25/42(1)(5)	30,199,206	1,665,915
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(1)	6,492,924	1,328,925
Series 2012-147, (Interest Only), Class SA, 5.674%, 1/25/43(1)(2)	17,254,476	3,643,818
Series 2012-150, (Interest Only), Class PS, 5.724%, 1/25/43(1)(2)	14,646,355	2,911,629
Series 2012-150, (Interest Only), Class SK, 5.724%, 1/25/43(1)(2)	22,883,319	4,536,337
Series 2013-6, Class TA, 1.50%, 1/25/43	5,066,885	4,853,681
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	37,594,240	7,057,965
Series 2013-12, (Interest Only), Class SP, 5.224%, 11/25/41(1)(2)	7,646,232	1,066,105
Series 2013-15, (Interest Only), Class DS, 5.774%, 3/25/33(1)(2)	16,753,178	3,465,125
Series 2013-23, (Interest Only), Class CS, 5.824%, 3/25/33(1)(2)	9,465,016	1,931,307
Series 2013-54, (Interest Only), Class HS, 5.874%, 10/25/41(1)(2)	18,273,441	2,660,669
Series 2013-64, (Interest Only), Class PS, 5.824%, 4/25/43(1)(2)	11,499,610	2,457,834
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	18,231,984	2,837,232
Series 2013-75, (Interest Only), Class SC, 5.824%, 7/25/42(1)(2)	29,586,175	4,716,061
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	8,425,898	1,051,236
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	7,421,529	1,181,654
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	4,807,587	758,318
Series 2014-41, (Interest Only), Class SA, 5.624%, 7/25/44(1)(2)	12,212,684	2,466,395
Series 2014-43, (Interest Only), Class PS, 5.674%, 3/25/42(1)(2)	15,886,883	2,632,963
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	20,887,778	3,072,038
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(1)	9,256,794	1,180,992
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	17,471,393	2,582,294
Series 2014-72, Class CS, 8.338%, 11/25/44(2)	1,452,287	1,476,696

Security	Principal Amount	Value
Series 2014-74, Class HS, 7.747%, 11/25/44(2)	$1,785,275	$1,788,310
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	12,655,350	1,999,611
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	19,718,343	3,173,080
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,811,369	1,896,147
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	23,102,071	3,196,802
Series 2015-17, (Interest Only), Class SA, 5.774%, 11/25/43(1)(2)	27,425,063	4,167,943
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	12,578,353	1,932,851
Series 2015-31, (Interest Only), Class SG, 5.674%, 5/25/45(1)(2)	28,291,558	5,800,989
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	13,110,420	1,905,510
Series 2015-42, Class SC, 7.374%, 5/25/45(2)	4,044,933	4,066,082
Series 2015-47, (Interest Only), Class SG, 5.724%, 7/25/45(1)(2)	15,243,419	3,671,667
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	34,859,220	5,353,254
Series 2015-93, (Interest Only), Class BS, 5.724%, 8/25/45(1)(2)	17,938,671	3,378,090
Series G94-7, Class PJ, 7.50%, 5/17/24	606,758	696,829

		$146,361,615

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.027%, 5/25/24(4)	$10,000,000	$8,509,222
Series 2014-C03, Class 1M2, 3.427%, 7/25/24(4)	5,000,000	4,408,228
Series 2015-C01, Class 1M2, 4.727%, 2/25/25(4)	2,865,000	2,715,025
Series 2015-C03, Class 1M2, 5.427%, 7/25/25(4)	3,000,000	2,889,034

		$18,521,509

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.574%, 11/20/39(1)(2)	$17,382,170	$2,020,396
Series 2011-48, (Interest Only), Class SD, 6.244%, 10/20/36(1)(2)	15,257,393	1,459,830
Series 2013-168, Class US, 10.864%, 11/20/43(2)	101,073	101,753
Series 2014-68, (Interest Only), Class KI, 1.152%, 10/20/42(1)(5)	29,050,198	1,087,015
Series 2014-117, Class HS, 29.392%, 8/20/44(2)	693,073	718,552
Series 2014-146, Class S, 5.511%, 10/20/44(2)	1,351,914	1,354,815
Series 2015-79, Class CS, 5.232%, 5/20/45(2)	3,212,027	3,239,279
Series 2015-116, (Interest Only), Class AS, 5.274%, 8/20/45(1)(2)	23,802,280	3,209,164

		$13,190,804

Total Collateralized Mortgage Obligations (identified cost $318,409,651)		$295,383,538

Mortgage Pass-Throughs — 3.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.873%, with maturity at 2035(6)	$956,917	$1,015,182
4.394%, with maturity at 2030(6)	353,599	382,530
6.50%, with maturity at 2036	2,325,407	2,697,263
7.00%, with various maturities to 2036	3,969,909	4,663,711
7.50%, with maturity at 2035	1,271,631	1,518,489
8.00%, with maturity at 2026	556,208	600,889

		$10,878,064

Federal National Mortgage Association:
3.708%, with maturity at 2035(6)	$999,240	$1,080,997
3.84%, with maturity at 2035(6)	2,146,428	2,322,047
6.00%, with various maturities to 2032	911,159	1,043,068
6.50%, with various maturities to 2036	3,339,071	3,867,764
7.00%, with various maturities to 2037	6,825,942	8,022,267
7.50%, with maturity at 2035	6,683,454	7,962,521
8.50%, with maturity at 2032	393,900	486,056
9.50%, with maturity at 2020	1,011,675	1,140,001

		$25,924,721

Security	Principal Amount	Value
Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$13,417,072	$15,939,948
7.50%, with maturity at 2032	1,329,994	1,549,722

		$17,489,670

Total Mortgage Pass-Throughs (identified cost $50,853,043)		$54,292,455

Commercial Mortgage-Backed Securities — 9.7%

Security	Principal Amount	Value
A10 Securitization LLC
Series 2015-1, Class B, 4.12%, 4/15/34(8)	$5,100,000	$5,016,008
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	1,500,000	1,679,467
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.657%, 7/10/47(5)(8)	6,683,000	5,406,654
COMM Mortgage Trust
Series 2013-CR10, Class D, 4.951%, 8/10/46(5)(8)	5,000,000	4,545,005
Series 2013-CR11, Class D, 5.338%, 10/10/46(5)(8)	6,250,000	5,697,869
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	10,650,000	7,526,395
Series 2014-CR21, Class D, 4.066%, 12/10/47(5)(8)	5,311,000	4,195,582
Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	2,675,000	2,050,071
Series 2015-CR22, Class D, 4.265%, 3/10/48(5)(8)	9,275,000	7,004,725
Series 2015-CR24, Class D, 3.463%, 8/10/55	10,000,000	6,928,495
Series 2015-CR27, Class D, 3.621%, 10/10/48(5)(8)	10,000,000	6,706,446
Series 2015-LC19, Class D, 2.867%, 2/10/48(8)	2,000,000	1,316,226
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class C, 4.445%, 4/15/50(5)	700,000	656,161
Extended Stay America Trust
Series 2013-ESH5, Class D5, 4.316%, 12/5/31(5)(8)	4,560,000	4,521,016
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.662%, 11/10/47(5)	2,794,000	2,725,637
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(8)	7,855,000	7,897,012
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.831%, 4/15/47(5)(8)	2,081,000	1,661,258
Series 2014-C21, Class D, 4.816%, 8/15/47(5)(8)	1,600,000	1,254,735
Series 2014-C22, Class D, 4.713%, 9/15/47(5)(8)	4,150,000	3,061,012
Series 2014-C23, Class D, 4.108%, 9/15/47(5)(8)	7,150,000	5,416,297
Series 2014-C25, Class D, 4.098%, 11/15/47(5)(8)	11,000,000	8,065,132
Series 2015-C29, Class D, 3.842%, 5/15/48(5)	10,000,000	7,003,376
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,075,960
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.561%, 8/15/46(5)(8)	5,000,000	4,503,993
Series 2014-C15, Class D, 5.059%, 4/15/47(5)(8)	2,450,000	2,189,354
Series 2014-C16, Class D, 4.916%, 6/15/47(5)(8)	4,000,000	3,434,280
Series 2015-C23, Class D, 4.274%, 7/15/50(5)(8)	5,000,000	3,983,414
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	6,700,000	6,625,967
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.719%, 5/10/45(5)(8)	2,625,750	2,612,530
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.647%, 12/10/45(5)(8)	5,000,000	4,615,517

Security	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	$9,590,000	$6,737,964
Series 2015-C29, Class D, 4.366%, 6/15/48(5)	7,000,000	5,249,453
Series 2015-C30, Class D, 4.646%, 9/15/58(5)(8)	3,000,000	2,250,313
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	2,896,209
Series 2015-NXS1, Class D, 4.242%, 5/15/48(5)	5,232,000	3,966,194
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.993%, 6/15/45(5)(8)	2,598,000	2,596,306
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	5,706,346

Total Commercial Mortgage-Backed Securities (identified cost $184,893,571)		$165,778,379

Asset-Backed Securities — 10.7%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.122%, 7/15/27(4)(8)	$7,000,000	$6,262,025
Series 2015-16A, Class D, 5.972%, 7/15/27(4)(8)	3,500,000	2,866,661
Series 2015-17A, Class C2, 5.45%, 1/15/28(4)(8)	3,400,000	3,401,469
Series 2015-17A, Class D, 6.95%, 1/15/28(4)(8)	2,000,000	1,765,216
Apidos CLO
Series 2012-9AR, Class ER, 6.722%, 7/15/23(4)(8)	3,400,000	3,307,197
Series 2014-19A, Class D, 4.37%, 10/17/26(4)(8)	5,000,000	4,428,490
Series 2015-21A, Class C, 4.17%, 7/18/27(4)(8)	4,000,000	3,435,576
Series 2015-21A, Class E, 7.07%, 7/18/27(4)(8)	2,000,000	1,294,874
Ares CLO, Ltd.
Series 2014-32A, Class C, 4.562%, 11/15/25(4)(8)	5,000,000	4,462,916
Series 2015-2A, Class E2, 5.524%, 7/29/26(4)(8)	4,500,000	3,411,536
Series 2015-2A, Class F, 6.824%, 7/29/26(4)(8)	2,000,000	1,338,320
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 5.619%, 7/23/25(4)(8)	3,700,000	2,636,986
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.22%, 10/17/26(4)(8)	5,000,000	4,271,515
Ballyrock, Ltd.
Series 2014-1A, Class C, 4.067%, 10/20/26(4)(8)	5,000,000	4,247,305
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.072%, 7/15/26(4)(8)	4,000,000	3,503,892
Series 2014-1A, Class E1, 5.722%, 7/15/26(4)(8)	3,000,000	2,136,612
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.222%, 10/15/26(4)(8)	5,000,000	4,530,175
Series 2015-2A, Class D, 5.919%, 4/27/27(4)(8)	3,000,000	2,464,572
Series 2015-2A, Class E, 6.819%, 4/27/27(4)(8)	1,850,000	1,309,928
Series 2015-5A, Class C, 4.542%, 1/20/28(4)(8)	4,000,000	3,674,480
Series 2015-5A, Class D, 6.592%, 1/20/28(4)(8)	2,000,000	1,711,172
Cent CLO LP
Series 2014-22A, Class C, 4.094%, 11/7/26(4)(8)	5,000,000	4,133,895
Cole Park CLO, Ltd.
Series 2015-1A, Class D, 4.352%, 10/20/28(4)(8)	4,000,000	3,558,292
Series 2015-1A, Class E, 6.552%, 10/20/28(4)(8)	2,000,000	1,578,346
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.024%, 7/20/26(4)(8)	5,000,000	4,410,695
Series 2015-2A, Class F, 7.174%, 7/20/26(4)(8)	2,000,000	1,401,574
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.062%, 8/15/28(4)(8)	6,000,000	5,351,406
Series 2015-40A, Class E, 6.312%, 8/15/28(4)(8)	2,500,000	2,024,050

Security	Principal Amount	Value
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.169%, 1/24/27(4)(8)	$5,000,000	$4,210,940
Series 2015-19A, Class D, 5.719%, 1/24/27(4)(8)	2,000,000	1,494,430
Series 2015-21A, Class D, 4.47%, 1/20/28(4)(8)	5,000,000	4,511,255
Series 2015-21A, Class E1, 6.17%, 1/20/28(4)(8)	2,500,000	2,042,318
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.036%, 5/5/27(4)(8)	4,000,000	3,557,260
Invitation Homes Trust
Series 2015-SFR3, Class D, 3.176%, 8/17/32(4)(8)	4,050,000	3,867,950
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.321%, 1/27/26(4)(8)	5,000,000	4,565,940
Series 2015-17A, Class D, 4.074%, 7/21/27(4)(8)	5,000,000	4,348,940
Series 2015-17A, Class E, 6.074%, 7/21/27(4)(8)	5,000,000	4,078,105
Oak Hill Credit Partners, Ltd.
Series 2015-11A, Class D, 4.616%, 10/20/28(4)(8)	5,000,000	4,690,180
Series 2015-11A, Class E, 7.016%, 10/20/28(4)(8)	2,500,000	2,089,455
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 5.878%, 5/21/27(4)(8)	3,000,000	2,461,863
Series 2015-1A, Class E, 7.378%, 5/21/27(4)(8)	2,000,000	1,398,084
Octagon Investment Partners XXIII Ltd.
Series 2015-1A, Class D, 4.372%, 7/15/27(4)(8)	5,000,000	4,391,290
Series 2015-1A, Class E2, 7.122%, 7/15/27(4)(8)	3,000,000	2,629,113
Palmer Square CLO, Ltd.
Series 2015-2A, Class C, 4.274%, 7/20/27(4)(8)	5,000,000	4,385,890
Recette CLO, LLC
Series 2015-1A, Class D, 4.165%, 10/20/27(4)(8)	7,250,000	6,497,203
Series 2015-1A, Class E, 6.115%, 10/20/27(4)(8)	4,500,000	3,319,079
Series 2015-1A, Class F, 7.865%, 10/20/27(4)(8)	2,000,000	1,336,644
Voya CLO, Ltd.
Series 2014-2A, Class C, 3.92%, 7/17/26(4)(8)	7,750,000	6,619,569
Series 2015-3A, Class D2, 5.771%, 10/20/27(4)(8)	7,000,000	5,587,785
Series 2015-3A, Class E, 6.821%, 10/20/27(4)(8)	3,000,000	2,136,876
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(8)	5,985,000	5,928,147
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.472%, 10/15/27(4)(8)	5,000,000	4,453,110
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.37%, 10/17/26(4)(8)	5,000,000	4,208,500

Total Asset-Backed Securities (identified cost $204,068,697)		$183,729,101

Senior Floating-Rate Loans — 9.1%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.6%
Energizer Holdings, Inc. Term Loan, 3.25%, Maturing 6/30/22	$9,950	$9,792,462

		$9,792,462

Drugs — 0.6%
Valeant Pharmaceuticals International, Inc. Term Loan, 4.00%, Maturing 4/1/22	$9,900	$9,528,750

		$9,528,750

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Electronics/Electrical — 3.8%
Avago Technologies Cayman Ltd. Term Loan, 3.75%, Maturing 5/6/21		$17,163	$17,091,725
Avago Technologies Cayman Ltd. Term Loan, Maturing 2/1/23(10)		17,000	16,830,000
Dell International, LLC Term Loan, 4.00%, Maturing 4/29/20		15,197	15,170,469
Sensata Technologies B.V. Term Loan, 3.00%, Maturing 10/14/21		16,758	16,538,335

			$65,630,529

Equipment Leasing — 0.8%
Delos Finance S.a.r.l. Term Loan, 3.50%, Maturing 3/6/21		$13,000	$12,962,625

			$12,962,625

Food Service — 0.3%
Aramark Services, Inc. Term Loan, 3.25%, Maturing 2/24/21		$4,778	$4,745,442

			$4,745,442

Health Care — 0.5%
Hill-Rom Holdings, Inc. Term Loan, 3.50%, Maturing 9/8/22		$9,350	$9,347,083

			$9,347,083

Leisure Goods/Activities/Movies — 0.5%
Activision Blizzard, Inc. Term Loan, 3.25%, Maturing 10/12/20		$8,230	$8,241,018

			$8,241,018

Lodging and Casinos — 0.7%
Hilton Worldwide Finance, LLC Term Loan, 3.50%, Maturing 10/26/20		$5,915	$5,912,042
Las Vegas Sands, LLC Term Loan, 3.25%, Maturing 12/19/20		6,355	6,324,996

			$12,237,038

Oil and Gas — 0.4%
MEG Energy Corp. Term Loan, 3.75%, Maturing 3/31/20		$9,808	$7,704,082

			$7,704,082

Steel — 0.9%
FMG Resources (August 2006) Pty. Ltd. Term Loan, 4.25%, Maturing 6/30/19		$22,179	$15,497,365

			$15,497,365

Total Senior Floating-Rate Loans (identified cost $164,799,664)			$155,686,394

Foreign Government Bonds — 23.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Republic of Argentina, 0.75%, 2/22/17	USD	1,080	$978,167
Republic of Argentina, 0.75%, 6/9/17	USD	2,687	2,387,722
Republic of Argentina, 0.75%, 9/21/17	USD	1,263	1,097,667
Republic of Argentina, 1.75%, 10/28/16	USD	3,198	3,041,010
Republic of Argentina, 2.40%, 3/18/18	USD	2,305	2,067,857

Total Argentina			$9,572,423

Bermuda — 0.9%
Government of Bermuda, 4.854%, 2/6/24(8)	USD	14,177	$14,609,399

Total Bermuda			$14,609,399

Colombia — 1.3%
Republic of Colombia, 5.00%, 6/15/45	USD	26,772	$22,019,970

Total Colombia			$22,019,970

Security	Principal Amount (000’s omitted)		Value
Iceland — 4.4%
Republic of Iceland, 5.875%, 5/11/22(11)	USD	49,724	$57,248,832
Republic of Iceland, 6.50%, 1/24/31	ISK	233,644	1,860,605
Republic of Iceland, 7.25%, 10/26/22	ISK	467,289	3,819,567
Republic of Iceland, 8.00%, 6/12/25	ISK	1,555,613	12,621,265

Total Iceland			$75,550,269

India — 4.1%
India Government Bond, 7.16%, 5/20/23	INR	942,420	$13,431,077
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,272,431
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,503,321
India Government Bond, 8.28%, 9/21/27	INR	327,220	4,930,203
India Government Bond, 8.40%, 7/28/24	INR	101,530	1,544,412
India Government Bond, 8.60%, 6/2/28	INR	733,340	11,319,219
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	15,663,867

Total India			$70,664,530

Indonesia — 3.1%
Indonesia Government International Bond, 3.375%, 7/30/25(8)	EUR	28,162	$28,971,771
Indonesia Government International Bond, 4.125%, 1/15/25(8)	USD	15,000	14,739,705
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(8)	USD	10,000	9,812,500

Total Indonesia			$53,523,976

New Zealand — 5.4%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	44,854	$29,108,814
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	42,960	30,705,471
New Zealand Government Bond, 3.50%, 4/14/33(11)	NZD	50,000	32,107,575

Total New Zealand			$91,921,860

Pakistan — 0.3%
Islamic Republic of Pakistan, 8.25%, 4/15/24(11)	USD	4,916	$4,978,433

Total Pakistan			$4,978,433

Russia — 1.1%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$8,929,895
Russia Government Bond, 7.05%, 1/19/28	RUB	514,578	5,491,809
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	451,471
Russia Government Bond, 8.15%, 2/3/27	RUB	314,329	3,690,285

Total Russia			$18,563,460

Thailand — 2.1%
Kingdom of Thailand, 1.25%, 3/12/28(11)(12)	THB	1,468,221	$36,124,086

Total Thailand			$36,124,086

Venezuela — 0.2%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	6,906	$2,572,485
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(11)	USD	4,478	1,679,250

Total Venezuela			$4,251,735

Total Foreign Government Bonds (identified cost $430,705,030)			$401,780,141

U.S. Treasury Obligations — 8.7%

Security	Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(13)	$152,113,770	$148,232,739

Total U.S. Treasury Obligations (identified cost $152,628,734)		$148,232,739

U.S. Government Agency Obligations — 2.7%

Security	Principal Amount	Value
Federal Farm Credit Bank:
3.41%, 3/20/35	$12,000,000	$12,250,680

		$12,250,680

Federal Home Loan Bank:
5.50%, 7/15/36(7)	$25,055,000	$34,044,534

		$34,044,534

Total U.S. Government Agency Obligations (identified cost $43,676,612)		$46,295,214

Exchange-Traded Funds — 1.5%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	233,000	$18,472,240
SPDR Barclays High Yield Bond ETF	228,000	7,571,880

Total Exchange-Traded Funds (identified cost $29,772,568)		$26,044,120

Closed-End Funds — 6.0%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	210,090	$2,598,813
BlackRock Corporate High Yield Fund VI, Inc.	1,000,336	9,613,229
BlackRock Multi-Sector Income Trust	675,742	10,406,427
Brookfield Mortgage Opportunity Income Fund, Inc.	638,252	9,350,392
Calamos Convertible and High Income Fund	99,112	940,573
First Trust High Income Long/Short Fund	767,845	10,542,512
First Trust Intermediate Duration Preferred & Income Fund	4,643	101,357
MFS Multimarket Income Trust	1,093,200	6,056,328
Nuveen Floating Rate Income Fund	988,200	9,723,888
Nuveen Mortgage Opportunity Term Fund	322,521	7,301,875
PIMCO Corporate & Income Strategy Fund	382,300	5,153,404
PIMCO Dynamic Income Fund	34,385	910,515
Prudential Global Short Duration High Yield Fund, Inc.	367,007	5,134,428
Prudential Short Duration High Yield Fund, Inc.	352,284	5,122,209
Putnam Premier Income Trust	2,148,937	10,164,472
Wells Fargo Advantage Income Opportunities Fund	663,283	4,696,044
Western Asset High Income Opportunity Fund, Inc.	1,288,797	5,748,034

Total Closed-End Funds (identified cost $116,912,389)		$103,564,500

Currency Options Purchased — 1.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Deutsche Bank AG	CNH	209,918	CNH	6.40	7/27/16	$1,825,286
Put CNH/Call USD	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	3,683,074
Put CNH/Call USD	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	2,089,954
Put CNH/Call USD	Standard Chartered Bank	CNH	165,445	CNH	6.47	6/15/17	2,042,668
Put CNH/Call USD	Standard Chartered Bank	CNH	154,267	CNH	6.47	6/15/17	1,909,731
Put EUR/Call USD	Deutsche Bank AG	EUR	22,727	USD	1.10	11/1/16	966,400
Put EUR/Call USD	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	2,060,600
Put EUR/Call USD	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	3,583,000
Put EUR/Call USD	Goldman Sachs International	EUR	57,845	USD	1.10	7/15/16	2,089,418

Total Currency Options Purchased (identified cost $8,614,235)							$20,250,131

Short-Term Investments — 5.5%

Foreign Government Securities — 0.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	306,980	$1,723,870
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	54,520	304,876
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	132,076	735,655

Total Iceland			$2,764,401

Total Foreign Government Securities (identified cost $2,809,883)			$2,764,401

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(7)		$16,500	$16,493,780

Total U.S. Treasury Obligations (identified cost $16,499,076)			$16,493,780

Other — 4.3%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(14)		$74,079	$74,078,593

Total Other (identified cost $74,078,593)			$74,078,593

Total Short-Term Investments (identified cost $93,387,552)			$93,336,774

Total Investments — 99.0% (identified cost $1,798,721,746)			$1,694,373,486

Call Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 02/2016	Not Applicable	27	USD	1,820.00	2/19/16	$(158,625)
E-mini S&P 500 Futures 02/2016	Not Applicable	53	USD	1,850.00	2/19/16	(241,813)
E-mini S&P 500 Futures 02/2016	Not Applicable	23	USD	1,870.00	2/19/16	(86,250)
Gold Futures 03/2016	Not Applicable	53	USD	1,115.00	2/24/16	(87,980)
Natural Gas Futures 03/2016	Not Applicable	122	USD	2.20	2/24/16	(206,180)
WTI Crude Oil Futures 03/2016	Not Applicable	60	USD	30.00	2/17/16	(250,200)
WTI Crude Oil Futures 03/2016	Not Applicable	53	USD	32.50	2/17/16	(128,260)

Total Call Options Written (premiums received $761,815)						$(1,159,308)

Put Options Written — (0.0)%(15)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 02/2016	Not Applicable	27	USD	1,820.00	2/19/16	$(9,787)
E-mini S&P 500 Futures 02/2016	Not Applicable	53	USD	1,850.00	2/19/16	(29,813)
E-mini S&P 500 Futures 02/2016	Not Applicable	23	USD	1,870.00	2/19/16	(17,250)
Gold Futures 03/2016	Not Applicable	53	USD	1,115.00	2/24/16	(80,560)
Natural Gas Futures 03/2016	Not Applicable	122	USD	2.20	2/24/16	(86,620)
WTI Crude Oil Futures 03/2016	Not Applicable	60	USD	30.00	2/17/16	(33,000)
WTI Crude Oil Futures 03/2016	Not Applicable	53	USD	32.50	2/17/16	(68,900)

Total Put Options Written (premiums received $733,120)						$(325,930)

Interest Rate Swaptions Written — (0.0)%(15)

Description	Counterparty	Expiration Date	Notional Amount		Value
Option to pay 3-month USD-LIBOR-BBA Rate and receive 2.21%	Bank of America, N.A.	2/5/16	USD	7,500,000	$(37)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.99%	Citibank, N.A.	2/16/16	USD	7,500,000	(8,995)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.99%	Citibank, N.A.	2/16/16	USD	7,500,000	(135,010)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.21%	Bank of America, N.A.	2/5/16	USD	7,500,000	(278,244)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 0.88%	Morgan Stanley & Co. International PLC	2/19/16	EUR	7,000,000	(223,330)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 0.88%	Morgan Stanley & Co. International PLC	2/19/16	EUR	7,000,000	(1,265)

Total Interest Rate Swaptions Written (premiums received $343,767)					$(646,881)

Currency Options Written — (0.9)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call CAD/Put USD	Citibank, N.A.	CAD	1,376	USD	1.45	2/19/16	$(78,188)
Call EUR/Put USD	Goldman Sachs International	EUR	3,439	USD	1.08	2/4/16	(34,103)
Call GBP/Put USD	Goldman Sachs International	GBP	1,383	USD	1.45	2/12/16	(5,174)
Call GBP/Put USD	Goldman Sachs International	GBP	3,015	USD	1.43	2/25/16	(41,302)
Call JPY/Put EUR	Citibank, N.A.	JPY	513,080	JPY	128.27	2/26/16	(13,281)
Call JPY/Put EUR	Goldman Sachs International	JPY	526,030	JPY	128.30	2/17/16	(8,830)
Call JPY/Put USD	Goldman Sachs International	JPY	365,645	JPY	117.95	2/9/16	(3,732)
Call JPY/Put USD	Goldman Sachs International	JPY	305,630	JPY	117.55	3/23/16	(15,306)
Put CAD/Call USD	Citibank, N.A.	CAD	1,376	USD	1.45	2/19/16	(2,828)
Put CNH/Call USD	Goldman Sachs International	CNH	209,918	CNH	6.40	7/27/16	(1,825,286)
Put CNH/Call USD	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	(3,683,074)
Put CNH/Call USD	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	(2,089,954)
Put EUR/Call USD	Deutsche Bank AG	EUR	22,727	USD	1.10	11/1/16	(966,400)
Put EUR/Call USD	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	(2,060,600)
Put EUR/Call USD	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	(3,583,000)
Put EUR/Call USD	Goldman Sachs International	EUR	3,439	USD	1.08	2/4/16	(8,144)
Put GBP/Call USD	Goldman Sachs International	GBP	1,383	USD	1.45	2/12/16	(34,062)
Put GBP/Call USD	Goldman Sachs International	GBP	3,015	USD	1.43	2/25/16	(43,894)
Put JPY/Call EUR	Citibank N.A.	JPY	513,080	JPY	128.27	2/26/16	(110,696)
Put JPY/Call EUR	Goldman Sachs International	JPY	526,030	JPY	128.30	2/17/16	(107,321)
Put JPY/Call USD	Goldman Sachs International	JPY	365,645	JPY	117.95	2/9/16	(83,108)
Put JPY/Call USD	Goldman Sachs International	JPY	305,630	JPY	117.55	3/23/16	(87,682)

Total Currency Options Written (premiums received $12,729,441)							$(14,885,965)

Other Assets, Less Liabilities — 2.0%							$34,782,662

Net Assets — 100.0%							$1,712,138,064

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(6)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $380,139,370 or 22.2% of the Portfolio’s net assets.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $191,952,461 or 11.2% of the Portfolio’s net assets.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $57,368.

(15)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,098,629	PLN	44,130,000	BNP Paribas	2/3/16	$123,894	$—
PLN	29,874,000	EUR	6,846,888	BNP Paribas	2/3/16	—	(95,328)
PLN	14,256,000	EUR	3,314,809	BNP Paribas	2/3/16	—	(96,889)
CNH	69,651,000	USD	10,719,661	Deutsche Bank AG	2/4/16	—	(159,897)
EUR	1,321,671	HUF	414,100,000	Deutsche Bank AG	2/4/16	—	(9,224)
EUR	30,632,103	SEK	283,010,000	Deutsche Bank AG	2/4/16	213,797	—
EUR	30,849,561	SEK	285,070,000	Morgan Stanley & Co. International PLC	2/4/16	209,385	—
SEK	177,718,000	EUR	19,322,845	BNP Paribas	2/4/16	—	(228,738)
SEK	267,129,000	EUR	28,495,602	Goldman Sachs International	2/4/16	250,599	—
SEK	123,233,000	EUR	13,162,025	Morgan Stanley & Co. International PLC	2/4/16	97,925	—
EUR	50,738,632	HUF	16,010,200,000	Citibank, N.A.	2/5/16	—	(744,692)
USD	9,506,798	AUD	13,326,041	Standard Chartered Bank	2/5/16	76,661	—
USD	852,695	PEN	2,843,738	BNP Paribas	2/5/16	33,730	—
USD	852,695	PEN	2,843,738	Standard Chartered Bank	2/5/16	33,730	—
EUR	1,115,000	USD	1,221,668	Goldman Sachs International	2/8/16	—	(13,616)
EUR	2,000,000	USD	2,185,329	JPMorgan Chase Bank, N.A.	2/8/16	—	(18,420)
EUR	920,000	USD	1,000,657	Morgan Stanley & Co. International PLC	2/8/16	—	(3,879)
USD	14,034,193	AUD	19,256,973	Australia and New Zealand Banking Group Limited	2/8/16	409,029	—
USD	21,699,066	AUD	30,512,000	Australia and New Zealand Banking Group Limited	2/8/16	110,471	—
USD	1,721,850	EUR	1,590,000	Citibank, N.A.	2/8/16	—	(843)
USD	823,920	EUR	760,000	Standard Chartered Bank	2/8/16	495	—
USD	852,695	PEN	2,846,296	Standard Chartered Bank	2/8/16	33,338	—
TRY	50,000,000	USD	17,032,293	BNP Paribas	2/9/16	—	(153,589)
USD	38,651,289	INR	2,600,509,000	Standard Chartered Bank	2/9/16	384,059	—
USD	16,464,700	TRY	50,000,000	BNP Paribas	2/9/16	—	(414,004)
USD	11,778,412	NZD	18,176,561	Deutsche Bank AG	2/10/16	13,085	—
ZMW	16,511,900	USD	2,057,558	Citibank, N.A.	2/10/16	—	(604,280)
JPY	49,000,000	USD	417,095	UBS AG	2/12/16	—	(12,286)
USD	2,820,000	JPY	341,431,387	Morgan Stanley & Co. International PLC	2/12/16	—	(706)
USD	1,190,000	JPY	141,359,505	State Street Bank and Trust Company	2/12/16	22,171	—
GBP	1,150,000	USD	1,652,354	Morgan Stanley & Co. International PLC	2/16/16	—	(13,694)
USD	1,048,122	GBP	735,000	HSBC Bank USA, N.A.	2/16/16	804	—
USD	2,695,236	GBP	1,900,000	Standard Chartered Bank	2/16/16	—	(12,115)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,250,000	JPY	291,066,480	Deutsche Bank AG	2/19/16	$33,475	$—
EUR	1,630,000	JPY	213,781,231	Goldman Sachs International	2/19/16	127	—
EUR	1,400,000	JPY	182,185,626	HSBC Bank USA, N.A.	2/19/16	11,925	—
EUR	1,540,000	JPY	197,495,606	State Street Bank and Trust Company	2/19/16	37,150	—
JPY	234,022,019	EUR	1,840,000	JPMorgan Chase Bank, N.A.	2/19/16	—	(60,472)
USD	22,303,814	NZD	34,712,217	Standard Chartered Bank	2/19/16	—	(152,350)
CAD	1,270,237	USD	890,000	HSBC Bank USA, N.A.	2/23/16	16,727	—
CAD	449,646	USD	320,000	HSBC Bank USA, N.A.	2/23/16	969	—
CAD	495,213	USD	350,000	State Street Bank and Trust Company	2/23/16	3,496	—
USD	852,555	PEN	2,920,000	Standard Chartered Bank	2/24/16	13,859	—
USD	13,525,732	TWD	440,479,000	Citibank, N.A.	2/25/16	363,896	—
USD	13,923,221	TWD	453,354,000	Goldman Sachs International	2/25/16	376,671	—
USD	1,278,898	PEN	4,409,000	BNP Paribas	2/26/16	12,878	—
USD	23,654,822	TWD	777,534,000	JPMorgan Chase Bank, N.A.	2/26/16	425,424	—
USD	21,308,980	TWD	700,000,000	Nomura International PLC	2/26/16	395,968	—
CNH	28,650,000	USD	4,416,525	Deutsche Bank AG	3/2/16	—	(91,410)
CNH	57,280,000	USD	8,829,627	Goldman Sachs International	3/2/16	—	(182,415)
USD	4,535,381	CNH	28,650,000	Deutsche Bank AG	3/2/16	210,265	—
USD	9,068,313	CNH	57,280,000	Goldman Sachs International	3/2/16	421,101	—
USD	822,535	ZAR	12,195,184	Standard Chartered Bank	3/3/16	59,194	—
CNH	28,640,000	USD	4,415,596	Bank of America, N.A.	3/7/16	—	(95,539)
CNH	28,640,000	USD	4,415,324	Citibank, N.A.	3/7/16	—	(95,266)
CNH	28,030,000	USD	4,321,949	Goldman Sachs International	3/7/16	—	(93,904)
USD	4,533,798	CNH	28,640,000	Bank of America, N.A.	3/7/16	213,740	—
USD	4,533,798	CNH	28,640,000	Citibank, N.A.	3/7/16	213,740	—
USD	4,436,882	CNH	28,030,000	Goldman Sachs International	3/7/16	208,836	—
EUR	17,116,669	SEK	158,101,113	Goldman Sachs International	3/8/16	120,333	—
SEK	158,101,113	EUR	17,092,567	Goldman Sachs International	3/8/16	—	(94,200)
USD	33,270,237	ZAR	491,645,000	Citibank, N.A.	3/9/16	2,531,835	—
TRY	87,019,000	USD	29,170,661	BNP Paribas	3/10/16	—	(43,022)
USD	28,409,729	TRY	87,019,000	BNP Paribas	3/10/16	—	(717,910)
ZMW	8,483,000	USD	1,039,829	Standard Chartered Bank	3/10/16	—	(314,213)
USD	5,898,394	AUD	8,113,000	Deutsche Bank AG	3/14/16	167,587	—
USD	6,458,424	AUD	8,870,000	Goldman Sachs International	3/14/16	192,892	—
USD	6,439,797	AUD	8,870,000	Goldman Sachs International	3/14/16	174,265	—
USD	44,036,665	NZD	65,376,067	Standard Chartered Bank	3/14/16	1,803,914	—
ZMW	8,207,000	USD	1,001,464	ICBC Standard Bank plc	3/14/16	—	(301,724)
ZMW	8,310,000	USD	1,003,623	Standard Chartered Bank	3/14/16	—	(295,101)
EUR	753,645	USD	828,595	Goldman Sachs International	3/16/16	—	(11,278)
USD	817,486	EUR	753,645	Goldman Sachs International	3/16/16	169	—
USD	3,756,757	EUR	3,415,203	Goldman Sachs International	3/23/16	52,258	—
USD	1,034,295	EUR	940,255	Standard Chartered Bank	3/23/16	14,392	—
USD	879,176	EUR	807,000	Standard Chartered Bank	3/23/16	3,816	—
ZMW	15,612,500	USD	1,854,216	Barclays Bank PLC	3/24/16	—	(533,734)
USD	4,535,126	TRY	14,045,057	BNP Paribas	4/12/16	—	(123,281)
USD	42,546,346	AUD	60,857,000	Standard Chartered Bank	4/13/16	—	(381,415)
USD	14,763,330	EUR	13,576,599	Standard Chartered Bank	4/13/16	27,480	—
USD	1,922,344	EUR	1,767,738	Standard Chartered Bank	4/13/16	3,666	—
SEK	182,776,000	EUR	19,477,823	BNP Paribas	4/19/16	202,305	—
USD	22,902,529	NZD	35,705,700	Morgan Stanley & Co. International PLC	4/19/16	—	(115,558)
USD	5,527,994	RUB	442,723,254	BNP Paribas	4/21/16	—	(226,613)
USD	12,434,206	RUB	1,018,050,622	BNP Paribas	4/21/16	—	(798,625)
USD	4,526,772	THB	165,114,000	Standard Chartered Bank	4/25/16	—	(84,581)
USD	7,626,833	THB	277,693,000	Deutsche Bank AG	4/26/16	—	(128,509)
USD	30,135,078	EUR	27,724,438	Standard Chartered Bank	4/27/16	30,608	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,878,575	THB	211,276,000	Standard Chartered Bank	5/9/16	$—	$(20,551)
USD	9,910,392	THB	356,675,000	Deutsche Bank AG	5/10/16	—	(48,328)
USD	7,871,625	THB	285,740,000	Deutsche Bank AG	5/16/16	—	(105,785)
USD	1,488,472	THB	53,972,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(18,341)
JPY	2,093,484,000	USD	17,158,720	Goldman Sachs International	5/25/16	187,237	—
JPY	2,051,986,000	USD	16,822,453	Standard Chartered Bank	5/25/16	179,665	—
USD	17,109,219	JPY	2,093,484,000	Goldman Sachs International	5/25/16	—	(236,738)
USD	16,779,671	JPY	2,051,986,000	Standard Chartered Bank	5/25/16	—	(222,446)
CNH	118,798,000	USD	18,131,563	Standard Chartered Bank	6/13/16	—	(453,711)
USD	54,000,000	CNH	359,532,000	Standard Chartered Bank	6/13/16	499,492	—
USD	797,358	PEN	2,837,000	BNP Paribas	7/27/16	306	—
USD	797,582	PEN	2,837,000	Standard Chartered Bank	7/27/16	531	—
CNH	88,200,000	USD	12,951,542	Standard Chartered Bank	7/29/16	109,775	—
USD	27,729,500	CNH	185,371,708	Goldman Sachs International	7/29/16	278,269	—
USD	25,651,267	CNH	172,120,000	Goldman Sachs International	7/29/16	162,448	—
USD	29,525,760	CNH	199,059,721	Standard Chartered Bank	7/29/16	47,505	—
USD	1,279,090	PEN	4,496,000	Standard Chartered Bank	8/29/16	20,423	—
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	17,252	—
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	21,559	—
USD	2,171,295	CNH	14,387,000	Bank of America, N.A.	11/14/16	59,732	—
USD	5,520,826	CNH	36,589,000	Goldman Sachs International	11/14/16	150,702	—
USD	5,351,049	CNH	35,376,000	Citibank, N.A.	11/18/16	161,536	—
USD	2,111,237	CNH	13,988,000	Goldman Sachs International	11/18/16	59,255	—
USD	2,660,768	CNH	17,593,000	Deutsche Bank AG	11/30/16	83,791	—
USD	6,395,856	CNH	42,291,000	Standard Chartered Bank	11/30/16	201,180	—
USD	1,449,011	PEN	5,165,000	BNP Paribas	12/7/16	22,300	—
USD	1,648,709	CNH	11,109,000	BNP Paribas	12/19/16	25,319	—
CNH	148,762,000	USD	22,029,024	Standard Chartered Bank	12/21/16	—	(295,389)
USD	16,556,341	CNH	114,627,000	Standard Chartered Bank	1/12/17	—	(144,807)
USD	6,060,167	TWD	202,955,000	Deutsche Bank AG	1/12/17	21,920	—
USD	4,503,646	TWD	150,692,000	JPMorgan Chase Bank, N.A.	1/12/17	20,310	—
USD	5,766,964	TWD	193,943,000	BNP Paribas	1/17/17	—	(3,021)
USD	5,784,223	TWD	195,044,000	Citibank, N.A.	1/17/17	—	(18,518)
USD	5,315,414	TWD	179,661,000	Deutsche Bank AG	1/17/17	—	(29,668)
USD	5,779,863	TWD	194,319,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(1,308)
USD	3,132,840	TWD	105,890,000	BNP Paribas	1/19/17	—	(17,455)
USD	2,860,405	TWD	97,065,000	Goldman Sachs International	1/19/17	—	(27,341)

						$12,688,641	$(9,166,727)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Natural Gas	32	Long	Feb-16	$728,960	$735,360	$6,400
WTI Crude Oil	41	Long	Feb-16	1,339,990	1,378,420	38,430
Equity Futures
E-mini S&P 500 Index	42	Long	Mar-16	3,968,300	4,053,210	84,910
Interest Rate Futures
CME 90-Day Eurodollar	4,505	Short	Mar-17	(1,109,533,912)	(1,116,170,063)	(6,636,151)
CME 90-Day Eurodollar	757	Short	Sep-17	(185,919,200)	(187,187,175)	(1,267,975)
CME 90-Day Eurodollar	1,341	Short	Dec-17	(329,951,800)	(331,260,525)	(1,308,725)
CME 90-Day Eurodollar	2,792	Short	Mar-18	(685,721,189)	(689,100,500)	(3,379,311)
Euro-Bund	165	Short	Mar-16	(28,342,043)	(29,197,924)	(855,881)
U.S. 5-Year Deliverable Interest Rate Swap	5,171	Short	Mar-16	(524,055,383)	(533,744,156)	(9,688,773)
U.S. 5-Year Treasury Note	3,210	Short	Mar-16	(380,934,157)	(387,356,719)	(6,422,562)
U.S. 10-Year Deliverable Interest Rate Swap	733	Short	Mar-16	(75,268,460)	(77,732,359)	(2,463,899)
U.S. 10-Year Treasury Note	198	Short	Mar-16	(24,969,990)	(25,656,469)	(686,479)
U.S. Long Treasury Bond	74	Short	Mar-16	(11,327,781)	(11,916,312)	(588,531)

						$(33,168,547)

CME: Chicago Mercantile Exchange.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

WTI: West Texas Intermediate.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(305,050)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	70,245

							$(234,805)

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$950,070
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(1,594,528)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	51,594
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	(193,784)

							$(786,648)

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$313,953
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	345,427
CME Group, Inc.	MXN	357,439	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	482,404
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90		5/11/17	17,373
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(104,889)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(28,589)
CME Group, Inc.	USD	6,500	Receives	3-month USD-LIBOR-BBA	2.25		10/5/25	(307,973)
CME Group, Inc.	USD	6,500	Pays	3-month USD-LIBOR-BBA	1.96		11/4/25	166,688
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	1.99		12/4/25	91,887
CME Group, Inc.	USD	6,500	Receives	3-month USD-LIBOR-BBA	2.13		12/4/25	(149,573)
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	2.27		1/6/26	(259,609)
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	2.28		1/19/26	(249,667)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	11,551,306
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	5,058,315
LCH.Clearnet	EUR	14,000	Pays	6-month Euro Interbank Offered Rate	0.85	(2)	12/22/25	376,448
LCH.Clearnet	EUR	7,000	Receives	6-month Euro Interbank Offered Rate	0.91		1/20/26	(137,447)
LCH.Clearnet(1)	EUR	7,000	Receives	6-month Euro Interbank Offered Rate	0.92		2/2/26	(126,592)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	2,830	Pays	6-month Euro Interbank Offered Rate	1.00	(2)%	3/16/26	$24,763
LCH.Clearnet	GBP	5,000	Receives	6-month GBP-LIBOR-BBA	1.89		1/20/26	(154,149)
LCH.Clearnet(1)	GBP	10,000	Receives	6-month GBP-LIBOR-BBA	2.25	(2)	3/16/26	(78,998)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,708,884
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	634,535
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,129,934
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90		5/16/23	3,084,743
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	397,306
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	653,359
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(17,008)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(12,090,374)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(5,406,774)

								$6,925,683

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	311,056	Pays	Brazil CETIP Interbank Deposit Rate	13.41%	1/2/18	$(2,789,823)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	10,163
BNP Paribas	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(88,724)
Citibank, N.A.	BRL	112,132	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	(1,289,642)
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	731,784
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	207,651
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	278,711
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	171,329
Deutsche Bank AG	BRL	73,629	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(854,278)
Deutsche Bank AG	BRL	220,809	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(2,506,759)
Deutsche Bank AG	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	20,352
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	13,110
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	26,995
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	17,535

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	38,691	Pays	7-day China Fixing Repo Rates	2.45%	8/21/17	$5,411
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	10,828
Deutsche Bank AG	CNY	97,355	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	15,465
Deutsche Bank AG	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(94,492)
Goldman Sachs International	BRL	85,060	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(874,490)
Goldman Sachs International	BRL	298,279	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(3,078,368)
Goldman Sachs International	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	20,352
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	40,398
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	20,126
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	7,393
Goldman Sachs International	CNY	50,216	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(46,923)
Goldman Sachs International	GBP	5,000	Receives	6-month GBP-LIBOR-BBA	2.01	1/29/26	(208,025)
Goldman Sachs International	RUB	390,500	Pays	3-month Moscow Prime Offered Rate	11.08	10/27/18	84,260
Goldman Sachs International	RUB	1,171,609	Pays	3-month Moscow Prime Offered Rate	11.05	10/28/18	240,946
Goldman Sachs International	RUB	390,536	Pays	3-month Moscow Prime Offered Rate	10.92	10/29/18	63,323
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	40,398
JPMorgan Chase Bank, N.A.	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(91,608)
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	27,347
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	54,501
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	17,373
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	4,724

							$(9,792,657)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00	%(1)	12/20/19	3.83%	$943,711	$(904,423)	$39,288
Markit CDX North America High Yield Index	ICE Clear Credit	32,800	5.00	(1)	6/20/20	4.36	992,178	(1,176,630)	(184,452)
Markit CDX North America High Yield Index	ICE Clear Credit	30,000	5.00	(1)	12/20/20	5.07	94,660	49,659	144,319

		$83,170							$(845)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $83,170,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Goldman Sachs International	$46,527	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD- LIBOR-BBA	1/12/43	$(637,702)

							$(637,702)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	$97,072
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	94,479
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	94,266
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	98,741
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 162,700,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	103,907
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 120,918,846 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	83,735

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 162,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	$114,219
JPMorgan Chase Bank, N.A.	10.76% on TRY 12,681,000 plus USD 5,953,521	3-month USD-LIBOR-BBA on USD 5,953,521 plus TRY 12,681,000	4/8/14/ 4/8/16	(1,275,465)

				$(589,046)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

WTI	-	West Texas Intermediate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2016 were $14,655,315 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)
Currency		CAD	CNH	EUR	GBP	JPY
Outstanding, beginning of period	986	—	865,618	50,516	11,534	2,917,996
Options written	2,182	2,752	—	44,913	26,458	14,111,124
Options exercised	(1,193)	—	—	(12,515)	(14,598)	(2,453,108)
Options expired	(1,193)	—	—	(12,515)	(14,598)	(11,155,242)

Outstanding, end of period	782	2,752	865,618	70,399	8,796	3,420,770

	Notional Amount — Swaptions (000’s omitted)			Premiums Received
Currency	EUR	GBP	USD	USD
Outstanding, beginning of period	19,400	14,200	23,000	14,298,832
Options written	70,000	45,000	73,000	9,303,155
Options terminated in closing purchase transactions	—	(5,000)	—	(60,480)
Options exercised	(37,700)	(27,100)	(33,000)	(3,494,604)
Options expired	(37,700)	(27,100)	(33,000)	(5,478,760)

Outstanding, end of period	14,000	—	30,000	14,568,143

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts	$44,830	$—
Commodity	Options written*	—	(941,700)

Total		$44,830	$(941,700)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$183,607	$(184,452)

Total		$183,607	$(184,452)

Equity Price	Financial futures contracts*	$84,910	$—
Equity Price	Options written	—	(543,538)

Total		$84,910	$(543,538)

Foreign Exchange	Currency options purchased	$20,250,131	$—
Foreign Exchange	Currency options written	—	(14,885,965)
Foreign Exchange	Forward foreign currency exchange contracts	12,688,641	(9,166,727)

Total		$32,938,772	$(24,052,692)

Interest Rate	Cross-currency swaps	$686,419	$(1,275,465)
Interest Rate	Financial futures contracts*	—	(33,298,287)
Interest Rate	Inflation swaps	1,001,664	(1,788,312)
Interest Rate	Inflations swaps (centrally cleared)	70,245	(305,050)
Interest Rate	Interest rate swaps	2,130,475	(11,923,132)
Interest Rate	Interest rate swaps (centrally cleared)	26,037,325	(19,111,642)
Interest Rate	Interest rate swaptions written	—	(646,881)
Interest Rate	Total return swaps	—	(637,702)

Total		$29,926,128	$(68,986,471)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,825,798,711

Gross unrealized appreciation	$26,850,696
Gross unrealized depreciation	(152,117,401)

Net unrealized depreciation	$(125,266,705)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$295,383,538	$—	$295,383,538
Mortgage Pass-Throughs	—	54,292,455	—	54,292,455
Commercial Mortgage-Backed Securities	—	165,778,379	—	165,778,379
Asset-Backed Securities	—	183,729,101	—	183,729,101
Senior Floating-Rate Loans	—	155,686,394	—	155,686,394
Foreign Government Bonds	—	401,780,141	—	401,780,141
U.S. Treasury Obligations	—	148,232,739	—	148,232,739
U.S. Government Agency Obligations	—	46,295,214	—	46,295,214

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$26,044,120	$—	$—	$26,044,120
Closed-End Funds	103,564,500	—	—	103,564,500
Currency Options Purchased	—	20,250,131	—	20,250,131
Short-Term Investments -
Foreign Government Securities	—	2,764,401	—	2,764,401
U.S. Treasury Obligations	—	16,493,780	—	16,493,780
Other	—	74,078,593	—	74,078,593
Total Investments	$129,608,620	$1,564,764,866	$—	$1,694,373,486
Forward Foreign Currency Exchange Contracts	$—	$12,688,641	$—	$12,688,641
Futures Contracts	129,740	—	—	129,740
Swap Contracts	—	31,956,677	—	31,956,677
Total	$129,738,360	$1,609,410,184	$—	$1,739,148,544

Liability Description
Call Options Written	$(1,159,308)	$—	$—	$(1,159,308)
Put Options Written	(325,930)	—	—	(325,930)
Interest Rate Swaptions Written	—	(646,881)	—	(646,881)
Currency Options Written	—	(14,885,965)	—	(14,885,965)
Forward Foreign Currency Exchange Contracts	—	(9,166,727)	—	(9,166,727)
Futures Contracts	(33,298,287)	—	—	(33,298,287)
Swap Contracts	—	(35,041,303)	—	(35,041,303)
Total	$(34,783,525)	$(59,740,876)	$—	$(94,524,401)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016